Basis of Presentation of the Consolidated Financial Statements - Change in the Presentation Criteria for Hyperinflation Effects in Equity (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Hyperinflation Effect [Roll Forward]
Capital	€ 26,980	€ 29,229	€ 26,618	€ 28,385	€ 25,436	€ 25,436
Venezuela
Hyperinflation Effect [Roll Forward]
Capital			€ 3,493	€ 3,165	€ 3,141